Reverse Recapitalization (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Reverse Recapitalization [Line Items]
Net cash proceeds	$ 19,700	$ 19,700
Common shares issued (in Shares)	45,312,243	19,932,429	9,806,143
Common shares outstanding (in Shares)	45,312,243	19,932,429	9,806,143
Professional fees	$ 15,800	$ 15,800
Additional paid in capital	276,438	190,624	$ 34,504
Incurred cost	5,200	5,200
Company incurred cost	10,600	$ 10,600
Transaction costs	$ 5,400
Common Class A [Member]
Reverse Recapitalization [Line Items]
Common shares issued (in Shares)	45,290,553	45,290,553
Common shares outstanding (in Shares)	34,500,000	34,500,000
Legacy Complete Solaria [Member]
Reverse Recapitalization [Line Items]
Additional paid in capital	$ 15,800	$ 15,800
Legacy Complete Solaria [Member] | Common Class A [Member]
Reverse Recapitalization [Line Items]
Common shares outstanding (in Shares)	45,290,553	45,290,553